Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of each of the thirty-seven funds listed in Appendix A

In planning and performing our audits of the financial statements of each of the thirty-seven funds listed in Appendix A (thirty-seven of the funds constituting Invesco Exchange-Traded Fund Trust II, referred to hereafter as the “Funds”) as of and for each of the periods indicated in Appendix A, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and directors of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the fund’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and their operation, including controls over safeguarding securities,that we consider to be material weaknesses as defined above as of October 31, 2018.

This report is intended solely for the information and use of the Board of Trustees of Invesco Exchange-Traded Fund Trust II and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
December 26, 2018

Appendix A

Fund Name
Invesco Canadian Energy Income ETF	(a)
Invesco China All-Cap ETF	(b)
Invesco China Real Estate ETF	(a)
Invesco China Small Cap ETF	(a)
Invesco China Technology ETF	(b)
Invesco DWA Developed Markets Momentum ETF	(c)
Invesco DWA Emerging Markets Momentum ETF	(c)
Invesco Emerging Markets Infrastructure ETF	(c)
Invesco Frontier Markets ETF	(a)
Invesco FTSE RAFI Asia Pacific ex-Japan ETF	(c)
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	(c)
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	(c)
Invesco FTSE RAFI Emerging Markets ETF	(c)
Invesco Global Agriculture ETF	(c)
Invesco Global Clean Energy ETF	(c)
Invesco Global Gold and Precious Metals ETF	(c)
Invesco Global Water ETF	(c)
Invesco International BuyBack AchieversTM ETF	(c)
Invesco MSCI Global Timber ETF	(a)
Invesco S&P Global Dividend Opportunities Index ETF	(a)
Invesco S&P Global Water Index ETF	(b)
Invesco S&P International Developed Quality ETF	(c)
Invesco Zacks International Multi-Asset Income ETF	(a)
Invesco Chinese Yuan Dim Sum Bond ETF	(c)
Invesco Emerging Markets Sovereign Debt ETF	(c)
Invesco Global Short Term High Yield Bond ETF	(c)
Invesco International Corporate Bond ETF	(c)
Invesco FTSE International Low Beta Equal Weight ETF	(c)
Invesco MSCI Emerging Markets Equal Country Weight ETF	(c)
Invesco S&P Emerging Markets Low Volatility ETF	(c)
Invesco S&P Emerging Markets Momentum ETF	(c)
Invesco S&P International Developed High Dividend Low Volatility ETF	(c)
Invesco S&P International Developed Low Volatility ETF	(c)
Invesco S&P International Developed Momentum ETF	(c)
Invesco PureBetaSM 0-5 Yr US TIPS ETF	(c)
Invesco PureBetaSM FTSE Developed ex-North America ETF	(c)
Invesco PureBetaSM FTSE Emerging Markets ETF	(c)

(a)	For the period June 1, 2018 through October 31, 2018
(b)	For the period September 1, 2018 through October 31, 2018
(c)	For the year ended October 31, 2018

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